Schedule of Investments
(unaudited)
December 31, 2022
iShares
®
Semiconductor ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Semiconductors & Semiconductor Equipment — 99.8%
Advanced Micro Devices, Inc.
(a)
......... 5,229,978 $ 338,745,675
Analog Devices, Inc. ................. 1,517,321 248,886,164
Applied Materials, Inc. ............... 2,379,948 231,759,336
ASE Technology Holding Co. Ltd., ADR, NVS 5,487,919 34,409,252
ASML Holding NV, NYRS, NVS
(b)
........ 393,193 214,840,655
Broadcom, Inc. .................... 946,749 529,355,768
Entegris, Inc. ...................... 1,265,812 83,024,609
Intel Corp. ....................... 8,674,506 229,267,194
KLA Corp.
(b)
...................... 663,472 250,148,848
Lam Research Corp. ................ 552,183 232,082,515
Lattice Semiconductor Corp.
(a)(b)
......... 1,156,508 75,034,239
Marvell Technology, Inc. .............. 5,607,104 207,687,132
Microchip Technology, Inc. ............. 3,293,879 231,395,000
Micron Technology, Inc. ............... 4,524,586 226,138,808
MKS Instruments, Inc.
(b)
.............. 536,172 45,429,854
Monolithic Power Systems, Inc.
(b)
........ 379,423 134,167,767
NVIDIA Corp.
(b)
.................... 3,082,701 450,505,924
NXP Semiconductors NV ............. 1,483,408 234,422,966
ON Semiconductor Corp.
(a)(b)
........... 3,468,645 216,339,389
Qorvo, Inc.
(a)
...................... 860,906 78,032,520
QUALCOMM, Inc. .................. 3,209,769 352,882,004
Silicon Laboratories, Inc.
(a)(b)
............ 277,546 37,654,666
Skyworks Solutions, Inc. .............. 1,363,598 124,264,686
STMicroelectronics NV, NYRS, NVS
(b)
..... 2,292,555 81,546,181
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Synaptics, Inc.
(a)
................... 335,155 $ 31,893,350
Taiwan Semiconductor Manufacturing Co. Ltd.,
ADR, NVS ..................... 2,881,538 214,645,766
Teradyne, Inc.
(b)
.................... 1,326,730 115,889,865
Texas Instruments, Inc. ............... 2,890,864 477,628,550
United Microelectronics Corp., ADR, NVS
(a)(b)
6,286,946 41,053,757
Wolfspeed, Inc.
(a)(b)
.................. 1,053,719 72,748,760
Total Long-Term Investments — 99.8%
(Cost: $7,926,869,259) ........................... 5,841,881,200
Short-Term Securities
Money Market Funds — 7.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.53%
(e)
............ 423,472,349 423,599,391
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.12% .................. 6,332,852 6,332,852
Total Short-Term Securities — 7.4%
(Cost: $429,771,774) ............................. 429,932,243
Total Investments — 107.2%
(Cost: $8,356,641,033 ) ........................... 6,271,813,443
Liabilities in Excess of Other Assets — (7.2)% ............ (420,712,846)
Net Assets — 100.0% ..............................
$ 5,851,100,597
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 186,623,706 $ 236,798,132
(a)
$ — $ 38,356 $ 139,197 $ 423,599,391 423,472,349 $ 1,882,830
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 15,210,000 — (8,877,148)
(a)
— — 6,332,852 6,332,852 151,345 7
$ 38,356 $ 139,197 $ 429,932,243 $ 2,034,175 $ 7
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Semiconductor ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ........................................... 52 03/17/23 $ 6,570 $ (126,347)
Russell 2000 E-Mini Index .................................................... 12 03/17/23 1,063 6,537
$ (119,810)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,841,881,200 $ — $ — $ 5,841,881,200
Short-Term Securities
Money Market Funds ...................................... 429,932,243 — — 429,932,243
$ 6,271,813,443 $ — $ — $ 6,271,813,443
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 6,537 $ — $ — $ 6,537
Liabilities
Equity contracts ........................................... (126,347) — — (126,347)
$ (119,810) $ — $ — $ (119,810)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
NVS Non-Voting Shares
NYRS New York Registered Shares